STOCKHOLDERS' EQUITY (DEFICIT) - Share-Based Compensation Cost (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation payments	$ 9,590	$ 10,291	$ 8,502
Tax benefit related to share-based compensation expense	3,300	$ 3,900	$ 3,200
Unrecognized compensation cost related to arrangements that will vest based on service conditions	$ 13,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period over which cost is expected to be recognized (in years)	3 years